AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON September 10, 2008

REGISTRATION NOS. 333-137942/811-03240

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [ ]

Post Effective Amendment No. 8 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 151 [X]

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

(EXACT NAME OF REGISTRANT)

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

(NAME OF DEPOSITOR)

2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019

(ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

(713) 831-3150

(DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

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KATHERINE STONER, ESQ.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019

(NAME AND ADDRESS OF AGENT FOR SERVICE)

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It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on [date] pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a) (1) of Rule 485

[ ] on [date] pursuant to paragraph (a) (1) of Rule 485

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TITLE OF SECURITIES BEING REGISTERED: Units of interests in Separate Account A of The Variable Annuity Life Insurance Company under variable annuity contracts, Portfolio Director, Portfolio Director 2, Portfolio Director Plus.

PART A - PROSPECTUS

Incorporated by reference to Form N-4, Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 145 under The Investment Company Act of 1940, File Nos. 033-75292 and 811-03240, filed on April 30, 2008, Accession No. 0001193125-08-097202.

A supplement to the Prospectus is included in Part A of this Post-Effective Amendment No. 8.

The Variable Annuity Life Insurance Company

Separate Account A

Portfolio Director Fixed and Variable Deferred Annuity

Supplement to Prospectus Dated May 1, 2008

Please insert this supplement into your prospectus.

INCOMELOCK FOR LIFE PLUS

IncomeLOCK for Life Plus is an optional living benefit option available with VALIC's Portfolio Director Fixed and Variable Annuity Contracts. Like IncomeLOCK, it is a guaranteed minimum withdrawal benefit, available for an additional fee, which protects a portion of your investment in the event your Account Value declines due to unfavorable investment performance during the Purchase Period and before a death benefit is payable. IncomeLOCK for Life Plus offers additional features, however, as more fully described below, including potential Bonus credits of 6% or 7% if no withdrawals are made in a Benefit Year, and it is available for both a Contract owner or a Contract owner and a 100% spousal beneficiary. You may select either IncomeLOCK or IncomeLOCK for Life Plus, but not both.

Fee Table: IncomeLOCK for Life Plus Fee

(calculated as a percentage of the Benefit Base)

IncomeLOCK For Number of

Life Plus Options Covered Persons Annualized Fee

6% Bonus Option For One Covered Person 0.65%

For Two Covered Persons 0.90%

7% Bonus Option For One Covered Person 0.75%

For Two Covered Persons 1.00%

You may elect one of two IncomeLOCK for Life Plus options, described below. IncomeLOCK for Life Plus is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your Contract has been reduced to zero. IncomeLOCK for Life Plus may offer protection in the event your Account Value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on IncomeLOCK for Life Plus, even though you have paid for this benefit, because its value is dependent on your Contract's performance, your withdrawal activity and your longevity.

IncomeLOCK for Life Plus may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. IncomeLOCK for Life Plus guarantees that only certain Purchase Payments received during the benefit's first five years are included in the Benefit Base, as defined below.

Please note that IncomeLOCK for Life Plus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

Withdrawals under IncomeLOCK for Life Plus are treated like any other withdrawal for the purpose of calculating taxable income, reducing the Account Value, deducting applicable surrender charges, free withdrawal amounts and all other benefits, features and conditions of your Contract. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a surrender charge.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how IncomeLOCK for Life Plus is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered excess withdrawals under IncomeLOCK for Life Plus, you may want to set up an automated minimum distribution withdrawal program administered by our Customer Service Center. In addition, if you have a qualified Contract, tax law and the terms of the plan may restrict withdrawal amounts.

We reserve the right to modify, suspend or terminate IncomeLOCK for Life Plus at any time for prospectively issued Contracts.

When and how to elect IncomeLOCK for Life Plus

You may elect IncomeLOCK for Life Plus at the time of Contract issue for immediate effectiveness. If you elect IncomeLOCK for Life Plus after purchasing your Contract, the Benefit Effective Date is the next business day after receipt by Us in good order at our Home Office of Your written election documentation. You cannot elect IncomeLOCK for Life Plus if you elect IncomeLOCK or any other optional living benefit. You may elect to have IncomeLOCK for Life Plus cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under IncomeLOCK for Life Plus as the "Covered Person(s).'' The table below provides the age parameters applicable to IncomeLOCK for Life Plus that determine whether you can elect IncomeLOCK for Life Plus and who can qualify as a Covered Person. If the Contract is not owned by a natural person, references to Owner(s) apply to the Annuitants.

Covered Person #1	Covered Person #2
	Minimum Age	Maximum Age	Minimum Age	Maximum Age
One Covered Person (One Owner)	45	80
Two Covered Persons (Owner & 100% Spousal Beneficiary)	45	80	45	N/A*

*Not applicable. Although for joint lives the minimum issue age is based on the age of the younger Covered Person, the maximum issue age is based on the age of the Owner only.

Please note that the age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

How IncomeLOCK for Life Plus works

IncomeLOCK for Life Plus automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Benefit Effective Date, both the 6% Bonus option and the 7% Bonus option annually lock-in the highest Anniversary Value or the Benefit Base plus a Bonus credit, as described below. You may extend the period over which IncomeLOCK for Life Plus locks-in the highest Anniversary Value beyond 10 years; however, the Bonus credit is only available for the first 10 years following the Benefit Effective Date. The 7% Bonus option offers an additional guarantee, called the Guaranteed Minimum Benefit Base, described below, if you choose not to take withdrawals in the first 10 years following the Benefit Effective Date.

IncomeLOCK for Life Plus automatically locks-in a new Benefit Base each year during the first 10 Benefit Years based on the greater of either (1) the highest Anniversary Value, or (2) the Benefit Base increased by a Bonus credit. The Bonus credit may only be added to the Benefit Base if no withdrawals are taken in a Benefit Year.

For instance, if you take a withdrawal in Benefit Year 2, you will not be eligible for a Bonus credit to be added to your Benefit Base on your second Benefit Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for a Bonus credit to be added to your Benefit Base on your third Benefit Anniversary.

The two options available under IncomeLOCK for Life Plus are summarized as follows:
IncomeLOCK for Life Plus Options	Basis for Guaranteed Withdrawals	Amount of Bonus Credit
6% Bonus Option	Greater of: (1) highest Anniversary Value; or (2) Benefit Base plus the Bonus credit	6% of Bonus Base
7% Bonus Option

Greatest of: (1) highest Anniversary Value; (2) Benefit Base plus the Bonus credit; or (3) if no withdrawals are taken in the first 10 Benefit Years, the Guaranteed Minimum Benefit Base, equal to 200% of the Eligible Purchase Payments* made in the first Contract year (if the benefit is selected at Contract issue) or 200% of your Account Value* on the Benefit Effective Date (if the benefit is selected after the original Contract issue date)

7% of Bonus Base

*Not to exceed $1,500,000.

For an explanation of defined terms used in the table above, please see "Calculation of the IncomeLOCK for Life Plus Components'' below.

Determination of the Maximum Annual Withdrawal Percentage

The Maximum Annual Withdrawal Percentage represents the percentage of your Benefit Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the younger Covered Person or surviving Covered Person at the time of the first withdrawal from the Contract after the Benefit Effective Date, as shown in the table below. The Maximum Annual Withdrawal Percentage will not change after the first withdrawal.

Age of the Covered Person at Time of First Withdrawal	Maximum Annual Withdrawal Percentage
At least age 45 but prior to 60th birthday	4% of Benefit Base
At least age 60 but prior to 76th birthday	5% of Benefit Base
On or after 76th birthday	6% of Benefit Base

If you are taking required minimum distributions (""RMD'') from this Contract, and the amount of the RMD (based only on this Contract) is greater than the Maximum Annual Withdrawal Amount in a Benefit Year, no portion of the RMD withdrawal will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is greater than both the Maximum Annual Withdrawal Amount and the RMD (based only on this Contract) will be considered an Excess Withdrawal. Please see "Effects of withdrawals on IncomeLOCK for Life Plus'' below.

Investment Requirements

As long as IncomeLOCK for Life Plus is in effect, we require that you allocate your investments in accordance with certain investment requirements. Investments must meet the minimum and maximum percentages allowed for each investment group as set forth below. Please note that the two options are subject to different minimum and maximum percentages.

Investment Group	Investment Restrictions			Variable Portfolios and/or Fixed Accounts
	Option	Minimum	Maximum
Group A: Bond, Cash and Fixed Accounts	6% Bonus 7% Bonus	20% 30%	100% 100%

  Fixed Account Plus
  Short-Term Fixed Account
  3 Year Term Multi-Year Fixed Option
  5 Year Term Multi-Year Fixed Option
  7 Year Term Multi-Year Fixed Option
  10 Year Term Multi-Year Fixed Option (not available in Oregon)
  Capital Conservation Fund
  Core Bond Fund
  Government Securities Fund
  Inflation Protected Fund
  Money Market I Fund
  Money Market II Fund
  Strategic Bond Fund

Group B: Equity Maximum	6% Bonus 7% Bonus	0% 0%	80% 70%
  Aggressive Growth Lifestyle Fund
  AIG SunAmerica 2015 High Watermark Fund
  AIG SunAmerica 2020 High Watermark Fund
  Ariel Appreciation Fund
  Ariel Fund
  Asset Allocation Fund
  Blue Chip Growth
  Broad Cap Value Income Fund
  Capital Appreciation Fund
  Conservative Growth Lifestyle Fund
  Core Equity Fund
  Core Value Fund
  Foreign Value Fund
  Global Social Awareness Fund
  Global Strategy Fund
  Growth Fund
  Growth & Income Fund
  Health Sciences Fund
  High Yield Bond Fund
  International Equities Fund
  International Government Bond Fund
  International Growth I Fund
  International Small Cap Equity Fund
  Large Cap Core Fund
  Large Capital Growth Fund
  Large Cap Value Fund
  Lou Holland Growth Fund
  Mid Cap Index Fund
  Mid Cap Value Fund
  Moderate Growth Lifestyle Fund
  Small Cap Value Fund
  Socially Responsible Fund
  Stock Index Fund
  Value Fund
  Vanguard LifeStrategy Conservative Growth Fund
  Vanguard LifeStrategy Growth Fund
  Vanguard LifeStrategy Moderate Growth Fund
  Vanguard Long-Term Investment-Grade Fund
  Vanguard Long-Term Treasury Fund
  Vanguard Wellington Fund
  Vanguard Windsor II Fund

Group C: Limited Equity	6% Bonus 7% Bonus	0% 0%	20% 20%
  Global Equity Fund
  Mid Cap Growth Fund
  Mid Cap Strategic Growth Fund
  Nasdaq-100® Index Fund
  Global Real Estate Fund
  Science and Technology Fund
  Small Cap Aggressive Growth Fund
  Small Cap Fund
  Small Cap Growth Fund
  Small Cap Index Fund
  Small Cap Special Values Fund
  Small-Mid Growth Fund

Your allocation instructions accompanying any Purchase Payment must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in Good Order. We will automatically enroll you in an automatic asset rebalancing program, with quarterly rebalancing, because market performance and withdrawal activity may result in your Contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your automatic asset rebalancing instructions, after any of the following transactions:

    any transfer or reallocation you initiate; or
    any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your Contract in accordance with your most current and compliant instructions on file. If at any point for any reason, your instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Purchase Payment and implement those at the next rebalancing. You can modify your instructions, as long as they are consistent with the investment requirements, at any time by calling the Customer Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued Contracts. We may also revise the investment requirements for any existing Contract to the extent Variable Account Options and/or Fixed Account Options are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

Calculation of the components for IncomeLOCK for Life Plus

First, we determine the Eligible Purchase Payments. If IncomeLOCK for Life Plus is selected at Contract issue, Eligible Purchase Payments include Purchase Payments or portions thereof made on or after the Contract issue date that are included in the calculation of the Benefit Base. Eligible Purchase Payments include:

1. 100% of Purchase Payments received during the first Contract year; and

2. Purchase Payments received in each of Contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in Contract year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of Contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in Contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th Contract year are considered Ineligible Purchase Payments The calculation of Eligible Purchase Payments does not include any Premium Enhancements. Any earning attributable to Ineligible Purchase Payments, including any Premium Enhancements, however, are included in the calculation of Anniversary Values, as defined below. The initial Eligible Purchase Payment must be at least $50,000 and total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.

If IncomeLOCK for Life Plus is elected after Contract issue, the Account Value on the Benefit Effective Date is considered the initial "Eligible Purchase Payment" for purposes of determining the initial Benefit Base. The Account Value at that time must be at least $50,000 and is limited to $1,500,000 without our prior Company approval. Any subsequent Purchase Payments made to the Contract will be considered Ineligible Purchase Payments and will not be protected by the benefit, although any earning attributable to Ineligible Purchase Payments, including any Premium Enhancements, will be included in the calculation of Anniversary Values, as defined below.

Second, we consider the Bonus Period and the Benefit Base Evaluation Period. The Bonus Period is the period of time over which we calculate the potential Bonus credit. The Benefit Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Bonus Base plus Bonus credit during the Bonus Period. The Bonus Period and the Benefit Base Evaluation Period begin on the Benefit Effective Date and end 10 years later. On the expiration of the Benefit Base Evaluation Period, you may contact us to extend the Benefit Base Evaluation Period. Please see "Extension of the Benefit Base Evaluation Period beyond 10 years'' below. However, you cannot extend the Bonus Period.

Third, we determine the Anniversary Value which equals your Account Value on any Benefit Anniversary during the Benefit Base Evaluation Period minus any Ineligible Purchase Payments.

Fourth, we determine the Benefit Base, which initially is equal to the first Eligible Purchase Payment, if the benefit is selected at Contract issue, or to the Account Value on the Benefit Effective Date, if the benefit is selected after Contract issue. Please see "Effects of withdrawals on IncomeLOCK for Life Plus'' below. On each Benefit Anniversary, we determine if the Benefit Base should be increased based on the maximum Anniversary Value or any available Bonus credit. The calculation and components of this determination are detailed below.

Calculation of the Benefit Base when Bonus credit is not available or after Bonus Period ends:

On each Benefit Anniversary occurring during the Benefit Base Evaluation Period, the Benefit Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:

(a) is the current Benefit Base; and

(b) is all previous maximum Anniversary Values during the Benefit Base Evaluation Period.

Calculation of the Benefit Base when Bonus credit is available:

The Bonus Base is used to calculate the Bonus credit during the Bonus Period. The Bonus credit is calculated as a percentage of the Bonus Base. The Bonus Base is used solely to calculate the Bonus credit. The initial Bonus Base is equal to the initial Eligible Purchase Payment, if the benefit is selected at Contract issue, or to the Account Value on the Benefit Effective Date, if the benefit is selected after Contract issue.

On each Benefit Anniversary during the Bonus Period, we determine the amount by which the Bonus Base and/or the Benefit Base could increase. The components used to determine this amount are:

(a) the Benefit Base calculated based on the maximum Anniversary Value; and

(b) the current Bonus Base plus the Bonus credit.

If (a) is greater than or equal to (b), the Bonus Base and the Benefit Base are increased to the current Anniversary Value. If (b) is greater than (a), the Benefit Base is increased by the Bonus credit and the Bonus Base remains unchanged.

If the 7% Bonus option is elected and no withdrawals have been taken since the Benefit Effective Date, on the 10th Benefit Anniversary, the Benefit Base is calculated as the greatest of (a), (b) or (c), where:

(a) is the Benefit Base calculated based on the maximum Anniversary Value;

(b) is the Bonus credit plus the current Bonus Base; and

(c) is the Guaranteed Minimum Benefit Base, which is 200% of the Eligible Purchase Payments made in the first Contract year (if the benefit is selected at Contract issue) or 200% of your Account Value on the Benefit Effective Date (if the benefit is selected after original Contract issue).

The Bonus Base and Benefit Base are increased each time subsequent Eligible Purchase Payments are made. The Bonus Base also increases when the Benefit Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Benefit Base and all previous maximum Anniversary Values. The Bonus Base and Benefit Base are decreased each time an Excess Withdrawal, defined below, is taken, in the same proportion by which the Account Value is reduced by the Excess Withdrawal. Other than adjustments made for Excess Withdrawals, the Benefit Base and Bonus Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Benefit Base Evaluation Period will not result in a lower Benefit Base or lower Bonus Base. The Bonus Base and Benefit Base are not used in the calculation of the Account Value or any other benefits under the Contract.

Finally, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Benefit Base by the applicable Maximum Annual Withdrawal Percentage shown in the table above. If the Benefit Base is increased on a Benefit Anniversary, the Maximum Annual Withdrawal Amount is recalculated on that Benefit Anniversary by multiplying the increased Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If the Benefit Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be decreased due to Excess Withdrawals. Please see " Effects of Withdrawals on IncomeLOCK for Life Plus'' below.

Fees for IncomeLOCK for Life Plus

The fee for IncomeLOCK for Life Plus depends on whether you elect the 6% Bonus option or the 7% Bonus option and whether you elect to cover one life or two lives.
IncomeLOCK for Life Plus Option	Number of Covered Persons	Annualized Fee
6% Bonus Option	For One Covered Person	0.65% of Benefit Base
	For Two Covered Persons	0.90% of Benefit Base
7% Bonus Option	For One Covered Person	0.75% of Benefit Base
	For Two Covered Persons	1.00% of Benefit Base

The fee will be calculated and deducted quarterly from your Account Value, starting on the first calendar quarter following the Benefit Effective Date and ending upon termination of the Benefit. If you elect the 7% Bonus option and you take a withdrawal during the first 10 Benefit Years, your fee remains the same; however, your Benefit Base is not eligible to be increased to the Guaranteed Minimum Benefit Base.

An increase in the Benefit Base due to an adjustment to a higher Anniversary Value, addition of a Bonus credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your Account Value falls to zero before IncomeLOCK for Life Plus has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your Contract before the end of a calendar quarter. If IncomeLOCK for Life Plus is still in effect and you surrender your Contract, we will assess a pro-rata charge for the fee if you surrender your Contract before the end of a calendar quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a calendar quarter.

Effects of withdrawals on IncomeLOCK for Life Plus

The Maximum Annual Withdrawal Amount, the Benefit Base and Bonus Base may change over time as a result of the timing and amount of withdrawals. If you elect the 7% Bonus option and you take a withdrawal in the first 10 Benefit Years, your Benefit Base is not eligible to be increased to the Guaranteed Minimum Benefit Base.

Any withdrawals in a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Benefit Base or Bonus Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

You should not elect IncomeLOCK for Life Plus if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of IncomeLOCK for Life Plus. In addition, if you plan to take withdrawals in any year during the Bonus Period, a Bonus credit will not be added to your Benefit Base on that Benefit Anniversary.

You may take withdrawals during a Benefit Year up to or less than the Maximum Annual Withdrawal Amount. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

The impact of withdrawals and the effect on each component of IncomeLOCK for Life Plus are further explained below:

Benefit Base and Bonus Base: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Benefit Base and Bonus Base will be reduced for those withdrawals.

For each Excess Withdrawal taken, the Benefit Base and Bonus Base are reduced in the same proportion by which the Account Value is reduced by each Excess Withdrawal.

Since Excess Withdrawals reduce the Bonus Base, it will result in the reduction of the amount of the Bonus credit available in subsequent Benefit Years.

Maximum Annual Withdrawal Amount: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Benefit Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Benefit Base is increased (as described above under "Calculation of the components for IncomeLOCK for Life Plus'').

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Benefit Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next Benefit Anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

The IncomeLOCK for Life Plus Examples below provide information on the effects of withdrawals.

Reduction of Account Value to zero

If the Account Value is reduced to zero but the Benefit Base is greater than zero, guaranteed withdrawals will continue to be payable over the lifetime of the Covered Person(s). However, if at any time an Excess Withdrawal reduces your Account Value to zero, no benefits remain under IncomeLOCK for Life Plus, the Benefit Base Evaluation Period and the Bonus Period end and the Bonus Base equals zero.

If the Account Value is reduced to zero, the Contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the Account Value to zero and eliminate any other benefits of the Contract.

When the Account Value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:

1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

    Any payment option mutually agreeable between you and us.

Once you select an option for payment, it cannot be changed. If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under IncomeLOCK for Life Plus in excess of your Account Value are subject to the Company's financial strength and claims-paying ability.

Extension of the Benefit Base Evaluation Period beyond 10 years

There is an option for extension of the Benefit Base Evaluation Period as long as IncomeLOCK for Life Plus is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension. In order to extend the Benefit Base Evaluation Period, we will notify you 60 days prior to the end of the Benefit Base Evaluation Period and you must respond to us in writing no later than the end of the current Benefit Base Evaluation Period. If you elect to extend the Benefit Base Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each Benefit Anniversary during the new Benefit Base Evaluation Period which is a period of 5 years.

The fee and investment requirements of IncomeLOCK for Life Plus may change at the time of extension and may be different than when you initially elected IncomeLOCK for Life Plus. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the Benefit Base Evaluation Period.

If you do not contact us at the end of each Benefit Base Evaluation Period to extend the Benefit Base Evaluation Period, an extension will no longer be available and the Benefit Base will not be adjusted for higher Anniversary Values on subsequent Benefit Anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Benefit Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Benefit Base Evaluation Period and you will not be permitted to extend the Benefit Base Evaluation Period in the future.

You cannot extend the Bonus Period beyond 10 years. However, the Benefit Base Evaluation Period as described above may be extended.

Effects of Death of a Covered Person upon IncomeLOCK for Life Plus

If there is one Covered Person and that person dies, the surviving spousal beneficiary may elect to:

1. Make a death claim if the Account Value is greater than zero, which terminates IncomeLOCK for Life Plus and the Contract; or

2. Continue the Contract if the Account Value is greater than zero, without IncomeLOCK for Life Plus and its corresponding fee.

If there is a non-spousal beneficiary, the non-spousal beneficiary must make a death claim if the Account Value is greater than zero, which terminates IncomeLOCK for Life Plus and the Contract.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

1. Make a death claim if the Account Value is greater than zero, which terminates IncomeLOCK for Life Plus and the Contract; or

2. Continue the Contract with IncomeLOCK for Life Plus and its corresponding fee.

The components of IncomeLOCK for Life Plus will not change as a result of such a continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of IncomeLOCK for Life Plus based on the age of the younger Covered Person when the first withdrawal was taken or the age of the surviving Covered Person, or if no withdrawals were taken prior to the continuation, the age of the surviving Covered Person at the time the first withdrawal is taken.

If continuation occurs during the Benefit Base Evaluation Period and/or Bonus Period, if applicable, the continuing Covered Person will continue to receive any increases to the Benefit Base during the remaining Benefit Base Evaluation Period and/or Bonus Period. If the 7% Bonus option was elected, the continuing Covered Person is eligible to receive the additional Guaranteed Minimum Benefit Base if no withdrawals have been taken during the first 10 Benefit Years following the Benefit Effective Date. In addition, the continuing Covered Person will be eligible to extend the Benefit Base Evaluation Period upon the expiration of the period.

Termination and Cancellation of IncomeLOCK for Life Plus

IncomeLOCK for Life Plus may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary after the 10th Benefit Anniversary. Once IncomeLOCK for Life Plus is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for IncomeLOCK for Life Plus will no longer apply to your Contract. You may not extend the Benefit Base Evaluation Period and you may not re-elect or reinstate IncomeLOCK for Life Plus after cancellation.

IncomeLOCK for Life Plus automatically terminates upon the occurrence of one of the following:

1. Full or partial annuitization of the Contract; or

2. Full surrender or termination of the Contract; or

3. A death benefit is paid and the Contract is terminated; or

4. Excess withdrawals reduce the Account Value to zero; or

5. Death of the Covered Person, if only one; or, if two Covered Person(s) are elected, death of the surviving Covered Persons; or

6. A change that removes all Covered Persons from the Contract except as noted below and under "Circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons''; or

7. You elect to take a loan from the Contract; or

8. You elect to enroll in Guided Portfolio Services (GPS).

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of IncomeLOCK for Life Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original Annuitant(s) in order to prevent termination of IncomeLOCK for Life Plus. Any ownership change is contingent upon prior review and approval by the Company.

Circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons

Under any of the following circumstances, IncomeLOCK for Life Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered Person:

1. One of the two Covered Persons is removed from the Contract, due to reasons other than death; or

2. The Covered Persons are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for IncomeLOCK for Life Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate IncomeLOCK for Life Plus as described under "Termination and Cancellation of IncomeLOCK for Life Plus."

Expenses: IncomeLOCK for Life Plus Fee

The annualized IncomeLOCK for Life Plus fee will be assessed as a percentage of the Benefit Base for all years in which the feature is in effect. The fee for IncomeLOCK for Life Plus depends on whether you elect to cover one life or two lives and whether you elect the 6% Bonus option or 7% Bonus option. The fee will be calculated and deducted quarterly from your Account Value, starting on the first calendar quarter following the Benefit Effective Date and ending upon termination of the benefit.

The fee is deducted proportionately from your Account Value starting on the first calendar quarter following the Benefit Effective Date and ending upon the termination of the feature. The fee is deducted proportionately from your Account Value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in the available Fixed Accounts which in total equal the amount of the fee. If your Account Value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your Contract before the end of a calendar quarter. If the feature is still in effect and you surrender your Contract, we will assess a pro- rata fee if you surrender your Contract before the end of a calendar quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a calendar quarter. The fee is as follows:
IncomeLOCK for Life Plus Option	Number of Covered Persons	Annualized Fee
6% Bonus Option	For One Covered Person	0.65% of Benefit Base
	For Two Covered Persons	0.90% of Benefit Base
7% Bonus Option	For One Covered Person	0.75% of Benefit Base
	For Two Covered Persons	1.00% of Benefit Base

IncomeLOCK for Life Plus Examples

The following examples demonstrate the operation of the IncomeLOCK for Life Plus 6% Bonus option unless otherwise specified:

Example 1:

Assume you elect IncomeLOCK for Life Plus at Contract issue and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the first Benefit Anniversary. Assume that on your first Benefit Anniversary, your Account Value and Anniversary Value is $103,000.

Your initial Benefit Base and Bonus Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Bonus credit on the first Benefit Anniversary is calculated as the Bonus credit percentage multiplied by the Bonus Base (6% X $100,000) which equals $6,000. On your first Benefit Anniversary, your Benefit Base is adjusted to $106,000 which equals the greatest of your current Benefit Base ($100,000), your Anniversary Value ($103,000), or your Bonus credit plus your current Bonus Base ($6,000 + $100,000).

Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the first Benefit Anniversary is 5% of the Benefit Base (5% X $106,000 = $5,300). Therefore, as of your first Benefit Anniversary, you may take withdrawals of up to $5,300 each year as long as the Covered Person(s) is(are) alive and you do not take any Excess Withdrawals.

Example 2:

Assume you elect IncomeLOCK for Life Plus at Contract issue, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $120,000 in Benefit Year 2, $30,000 in Benefit Year 5, and $50,000 in Benefit Year 6, and you take no withdrawals before the sixth Benefit Anniversary. Assume further that on your first Benefit Anniversary, your Account Value increases to $103,000, but through each subsequent Benefit Year, there is effectively 0% growth net of fees in your Account Value. Therefore, your Benefit Base and Bonus Base do not increase due to a maximum Anniversary Value. Your Account Values, Anniversary Values, Benefit Bases, Bonus Bases, and Bonus credits are given as follows:
Benefit Anniversary	Account Value	Anniversary Value	Benefit Base	Bonus Base	Bonus Credit	Maximum Annual Withdrawal Amount
1st	$103,000	$103,000	$106,000	$100,000	$6,000	$5,300
2nd	$223,000	$203,000	$218,000	$200,000	$12,000	$10,900
3rd	$223,000	$203,000	$230,000	$200,000	$12,000	$11,500
4th	$223,000	$203,000	$242,000	$200,000	$12,000	$12,100
5th	$253,000	$233,000	$285,800	$230,000	$13,800	$14,290
6th	$303,000	$233,000	$299,600	$230,000	$13,800	$14,980

Since the Benefit Base equals the Benefit Base at the beginning of that Benefit Year plus the subsequent Eligible Purchase Payments made in year 2, your new Benefit Base at the time of deposit equals $206,000 ($106,000 + $100,000). $20,000 of the $120,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the first Benefit Year (100% of $100,000). On your second Benefit Anniversary, your Bonus credit is $12,000 (6% X $200,000) and your Benefit Base equals $218,000 ($206,000 + $12,000). Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $10,900 if you were to start taking withdrawals after the second Benefit Anniversary (5% of the $218,000 Benefit Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Benefit Base will increase by your Bonus credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment of $30,000 in year 5, your new Bonus Base equals $272,000 ($242,000 + $30,000). On your fifth Benefit Anniversary, your Bonus Base is $230,000 and your Bonus credit equals $13,800 ($230,000 X 6%). Your Benefit Base equals $285,800 ($272,000 + $13,800). Any Purchase Payments made on or after your fifth Benefit Anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in Benefit Year 6 will not increase the Benefit Base, Bonus Base, or Bonus credit. A maximum Anniversary Value is not attained on the sixth Benefit Anniversary since the Account Value of $303,000 is reduced by Ineligible Purchase Payments of $70,000 ($20,000 + $50,000). Therefore, your Benefit Base is $299,600 ($285,800 + $13,800). If you were to start taking withdrawals after the sixth Benefit Anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $14,980 (5% of the $299,600 Benefit Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth Benefit Anniversary, you may take up to $14,980 each year as long as the Covered Person(s) is (are) alive.

Example 3:

Assume you elect IncomeLOCK for Life Plus at Contract issue and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your Account Values, Anniversary Values, Benefit Bases, Bonus Bases, and Bonus credits are given as follows:
Benefit Anniversary	Account Value	Anniversary Value	Benefit Base	Bonus Base	Bonus Credit	Maximum Annual Withdrawal Amount
1st	$103,000	$103,000	$106,000	$100,000	$6,000	$5,300
2nd	$115,000	$115,000	$115,000	$115,000	N/A*	$5,750
3rd	$107,000	$107,000	$121,900	$115,000	$6,900	$6,095
4th	$110,000	$110,000	$128,800	$115,000	$6,900	$6,440
5th	$140,000	$140,000	$140,000	$140,000	N/A*	$7,000
6th	$145,000	$145,000	$148,400	$140,000	$8,400	$7,420

* The Benefit Base calculated based on the maximum Anniversary Value is greater than the Bonus credit plus the Benefit Base; therefore, the Bonus Base and Benefit Base are increased to the current Anniversary Value, and the Benefit Base is not increased by the Bonus credit.

On your sixth Benefit Anniversary, your Account Value and Accumulation Value is $145,000, and your Benefit Base is stepped-up to $148,400 and Bonus Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,420 (5% of the $148,400 Benefit Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth Benefit Anniversary, you may take up to $7,420 each year as long as the Covered Person(s) is (are) alive.

Example 4 - Impact of Withdrawals in Excess of Maximum Annual Withdrawal Amount:

Assume you elect IncomeLOCK for Life Plus at Contract issue, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the sixth Contract anniversary. Account Values, Anniversary Values, Benefit Bases, Bonus Bases, and Bonus credits are as described in Example 3 above. Also assume that during your seventh Benefit Year, after your sixth Benefit Anniversary, your Account Value is $107,920 and you make a withdrawal of $11,440. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,420), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,440 - $7,420), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,420. Your Account Value after this portion of the withdrawal is $100,500 ($107,920 - $7,420), but your Benefit Base and Bonus Base are unchanged. Next, we recalculate your Benefit Base, Bonus Base and Bonus credit by reducing the Benefit Base and Bonus Base by the proportion by which the Account Value was reduced by the Excess Withdrawal ($4,020/$100,500 = 4%). The Benefit Base is adjusted to $142,464($148,400 minus 4% of $148,400 equals $5,936). The Bonus Base is adjusted to $134,400 ($140,000 minus 4% of $140,000 equals $5,600). Your new Bonus credit is 6% of your new Bonus Base (6% X $134,400), which equals $8,064. Your new Maximum Annual Withdrawal Amount is your Benefit Base multiplied by your Maximum Annual Withdrawal Percentage ($142,464 X 5%), which equals $7,123.20. Therefore, if you do not take additional Excess Withdrawals, you may take up to $7,123.20 each year as long as the Covered Person(s) is(are) alive.

Example 5 - If You Elect IncomeLOCK for Life Plus 7% Bonus Option:

Assume you elect IncomeLOCK for Life Plus 7% Bonus option at Contract issue, and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the tenth Benefit Anniversary. Assume further that on your first Benefit Anniversary, your Account Value and Anniversary Value increases to $103,000, but through each subsequent Benefit Year, there is effectively 0% growth net of fees in your Account Value. Therefore, your Benefit Base and Bonus Base do not increase due to a maximum Anniversary Value. Assume that your Account Values, Anniversary Values, Benefit Bases, Bonus Bases, and Bonus credits are given as follows:

Benefit Anniversary	Account Value	Anniversary Value	Benefit Base	Bonus Base	Bonus Credit	Maximum Annual Withdrawal Amount
1st	$103,000	$103,000	$107,000	$100,000	$7,000	$5,350
2nd	$103,000	$103,000	$114,000	$100,000	$7,000	$5,700
3rd	$103,000	$103,000	$121,000	$100,000	$7,000	$6,050
4th	$103,000	$103,000	$128,000	$100,000	$7,000	$6,400
5th	$103,000	$103,000	$135,000	$100,000	$7,000	$6,750
6th	$103,000	$103,000	$142,000	$100,000	$7,000	$7,100
7th	$103,000	$103,000	$149,000	$100,000	$7,000	$7,450
8th	$103,000	$103,000	$156,000	$100,000	$7,000	$7,800
9th	$103,000	$103,000	$163,000	$100,000	$7,000	$8,150
10th	$103,000	$103,000	$200,000	$100,000	N/A*	$10,000

* The Benefit Base calculated based on the Guaranteed Minimum Benefit Base, that is, 200% of the Purchase Payments made in the first Benefit Year is greater than both the maximum Anniversary Value and the Bonus credit plus the Benefit Base; therefore, the Benefit Base is increased to $200,000 on the tenth Benefit Anniversary.

On your tenth Benefit Anniversary, your Benefit Base is equal to the greatest of your Anniversary Value ($103,000), your Bonus credit plus your current Benefit Base ($170,000 = $163,000 + $7,000), and 200% of the Purchase Payments made in the first Benefit Year ($200,000 = 200% of $100,000). Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $10,000 (5% of the $200,000 Benefit Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the tenth Benefit Anniversary, you may take up to $10,000 each year as long as the Covered Person(s) is(are) alive.

Please keep this supplement with your prospectus.

PART B - STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to Form N-4, Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 145 under The Investment Company Act of 1940, File Nos. 033-75292 and 811-03240, filed on April 30, 2008, Accession No. 0001193125-08-097202.

Portfolio Director

Portfolio Director 2

Portfolio Director Plus

Fixed and Variable Deferred Annuity Contracts

PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements: To be filed by amendment.

(b) Exhibits

1. Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at its Annual Meeting of April 18, 1979 establishing The Variable Annuity Life Insurance Company Separate Account A. (1)

1(b). Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors. (10)

2. Not Applicable.

3(a). Underwriting Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company Separate Account A and A. G. Distributors, Inc. (2)

4(a). Specimen Individual Annuity Contract. (Form UIT-194). (1)

4(b)(i). Specimen Group Annuity Contract. (Form UITG-194). (1)

4(b)(ii). Specimen Individual Non-Qualified Annuity Contract. (Form UITN-194). (1)

4(b)(iii). Specimen Certificate of Participation under Group Annuity Contract (Form UITG-194P). (1)

4(b)(iv). Specimen Individual Retirement Account Annuity Contract. (Form UIT-IRA-194). (1)

4(b)(v). Specimen Simplified Employee Pension Contract (Form UIT-SEP-194). (1)

4(b)(vi). Specimen Endorsement to Group Annuity Contract or Certificate of Participation under Group Annuity Contract. (Form UITG-194-RSAC), effective upon issuance. (3)

4(b)(vii). Specimen SIMPLE Individual Retirement Annuity Contract (Form UIT-SIMPLE-897). (4)

4(b)(viii). Specimen Portfolio Director Endorsement to Individual Annuity Contract (Form IPD-798). (4)

4(b)(ix). Specimen Portfolio Director Individual Retirement Annuity (IRA) Endorsement to Individual Retirement Account Annuity Contract (Form IPDIRA-798). (4)

4(b)(x). Specimen Portfolio Director Non-Qualified Deferred Annuity (NQDA) Endorsement to Individual Non-Qualified Annuity Contract (Form IPDN-798). (4)

4(b)(xi). Specimen Economic Growth and Tax Relief Reconciliation Act ("EGTRRA") Retirement Plan Annuity Contract Endorsement (Form EGTR-302). (10)

4(b)(xii). Specimen EGTRRA Individual Retirement Annuity Endorsement (Form EGTRIRA 802). (10)

4(b)(xiii). Specimen EGTRRA Roth Individual Retirement Annuity Endorsement (Form ROTHEGTR-802). (10)

4(b)(xiv). Form of Guaranteed Minimum Withdrawal Benefit Endorsement. (11)

4(b)(xv). Form of Premium Enhancement Credit Endorsement on First-Year Contributions. (14)

4(b)(xvi). Form of Premium Enhancement Credit Endorsement on Eligible Deposits. (14)

5(a)(i). Specimen Application for Portfolio Director/Portfolio Director 2/Portfolio Director Plus Fixed and Variable Annuity for use with all plan types except Individual Retirement Annuities (IRA), Simplified Employee Pension Plan (SEP), and Non-Qualified Deferred Annuities (NQDA). (10)

5(a)(ii). Specimen Application for Portfolio Director/Portfolio Director 2/Portfolio Director Plus Fixed and Variable Annuity for use with Individual Retirement Annuities (IRA), Simplified Employee Pension Plans (SEP), and Non-Qualified Deferred Annuities (NQDA). (10)

5(b). Specimen Group Master Application. (10)

6(a). Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company, effective as of April 28, 1989. (1)

6(b). Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company (as amended through April 28, 1989) effective March 28, 1990 (1)

6(c). Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through September 3, 2006. (12)

7. Not Applicable.

8(a). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Templeton Variable Products Series Fund. (1)

(2) Form of Redacted Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and The Variable Annuity Life Insurance Company dated May 1, 2000. (2)

(3) Master Shareholder Services Agreement between The Variable Annuity Life Insurance Company and Franklin Templeton Group of Funds. (8)

(4) Form of Redacted Administrative Services Agreement between The Variable Annuity Life Insurance Company and Franklin Templeton Services, Inc. (2)

8(b). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Dreyfus Variable Investment Fund. (1)

(2) Agreement between The Variable Annuity Life Insurance Company and The Dreyfus Corporation dated July 1, 1997. (5)

(3) Amendment No. 1 dated November 1, 1999 to Agreement between The Dreyfus Corporation and The Variable Annuity Life Insurance Company dated July 1, 1997. (2)

8(c). (1) Fund Participation Agreement between The Variable Annuity Life Insurance Company and Putnam Mutual Funds Corp. (6)

(2) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity Life Insurance Company and Putnam Mutual Funds Corp., effective September 18, 1997. (3)

8(d). (1) Fund Participation Agreement between The Variable Annuity Life Insurance Company and Twentieth Century Investors Inc. (6)

(2) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity Life Insurance Company, American Century Mutual Funds, Inc. and American Century Investment Management, Inc., effective December 8, 1997. (3)

(3) Amendment No. 2 dated January 1, 2000 to Fund Participation Agreement between The Variable Annuity Life Insurance Company, American Century Mutual Funds, Inc. and American Century Investment Management, Inc. dated April 30, 1996, as amended December 8, 1997. (2)

8(e). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Vanguard Group, Inc. (6)

(2) Amendment No. 1 to Participation Agreement between The Variable Annuity Life Insurance Company and The Vanguard Group, Inc., effective July 17, 1998. (7)

8(f). Agreement between The Variable Annuity Life Insurance Company and T. Rowe Price Investment Services, Inc., entered into October 1, 1998. (4)

8(g)(i). Participation Agreement between The Variable Annuity Life Insurance Company and Evergreen Equity Trust, dated January 4, 1999. (8)

8(g)(ii). Form of Amendment No. 1 to Participation Agreement between The Variable Annuity Life Insurance Company and Evergreen Equity Trust dated October 2, 2000. (9)

8(g)(iii). Form of Administrative Services Agreement between The Variable Annuity Life Insurance Company and Evergreen Investment Services, Inc. dated October 2, 2000. (9)

8(h)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, SIT Mutual Funds, Inc. and SIT Investment Associates, Inc. dated November 1, 2000. (9)

8(h)(ii). Form of Administrative Services Agreement between The Variable Annuity Life Insurance Company and SIT Investment Associates, Inc. dated November 1, 2000 (Small Cap Growth Fund). (9)

8(h)(iii). Form of Participation Agreement between The Variable Annuity Life Insurance Company, SIT MidCap Growth Fund, Inc. and SIT Investment Associates, Inc. dated November 1, 2000. (9)

8(h)(iv). Form of Administrative Services Agreement between The Variable Annuity Life Insurance

Company and SIT Investment Associates, Inc. dated November 1, 2000 (Mid Cap Growth Fund). (9)

8(i)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, Ariel Investment Trust and Ariel Distributors, Inc. dated November 7, 2000. (9)

8(i)(ii). Form of Administrative Services Agreement between The Variable Annuity Life Insurance Company and Ariel Distributors, Inc. (9)

8(j)(i). Form of Services Agreement between The Variable Annuity Life Insurance Company and Janus Service Corporation. (9)

8(j)(ii). Form of Participant Administrative Services Agreement between The Variable Annuity Life Insurance Company and Janus Service Corporation. (9)

8(j)(iii). Form of Distribution and Shareholder Services Agreement between The Variable Annuity Life Insurance Company and Janus Distributors, Inc. (9)

8(k)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, INVESCO Stock Funds, Inc. and INVESCO Distributors, Inc. (9)

8(k)(ii). Form of Administrative Services Agreement between The Variable Annuity Life Insurance Company and INVESCO Funds Group, Inc. (9)

8(l)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company,

Warburg Pincus Small Company Growth Funds (common shares), Credit Asset Management,

LLC and Credit Suisse Asset Management Securities, Inc. dated October 2, 2000. (9)

8(l)(ii). Form of Administrative Services Agreement Letter between The Variable Annuity Life Insurance Company and Credit Suisse Asset Management, LLC dated October 2, 2000. (9)

8(m)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, Lou Holland Fund and HCM Investments, Inc. dated November 1, 2000. (9)

8(m)(ii). Form of Administrative Services Agreement between The Variable Annuity Life Insurance Company and Holland Capital Management, L.P. dated November 1, 2000. (9)

8(n). Form of Agency Agreement between The Variable Annuity Life Insurance Company,

MAS Funds, MAS Fund Distribution, Inc. and Miller Anderson & Sherrerd, LLP

dated November 1, 2000. (9)

9. Opinion of Counsel and Consent of Depositor. (13)

10. Consent of Independent Registered Public Accounting Firm. (To be filed by amendment)

11. Not Applicable.

12. Not Applicable.

13. Calculation of standard and nonstandard performance information. (3)

14. Powers of Attorney - The Variable Annuity Life Insurance Company. (15)

15. Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which requires the signed acknowledgement of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions. (1)
  Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.
  Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, Accession No. 0000950129-00-001969.
  Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 1997, Accession No. 0000950129-97-005374.
  Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 17, 1998, Accession No. 0000950129-98-005074.
  Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 29, 1998, Accession No. 0000950129-98-001794.
  Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on June 28, 1996, Accession No. 0000950129-96-001391.
  Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on September 1, 1998, Accession No. 0000950129-98-003727.
  Incorporated by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 1999, Accession No. 0000950129-99-001733.
  Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 3, 2000, Accession No. 0000950129-00-005232.
  Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2003, Accession No. 0000899243-03-000987.

(11) Incorporated by reference to Post-Effective Amendment No. 30 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 2006, Accession No. 0000354912-06-000020.

(12) Incorporated by reference to Initial Form N-4 (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on October 11, 2006, Accession No. 0001193125-06-206012.

(13) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 15, 2006, Accession No. 0001193125-06-254482.

(14) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on May 25, 2007, Accession No. 0000354912-07-000021.

(15) Incorporated by reference to Post-Effective Amendment No.6 to Form N-4 (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on February 22, 2008, Accession No. 0001193125-08-036236.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR

Jay S. Wintrob* Director

Bruce R. Abrams Director, President and Chief Executive Officer

Michael J. Akers Director, Senior Vice President & Chief Actuary

Jim Coppedge Director, Senior Vice President and General Counsel

N. Scott Gillis** Director, Senior Vice President & Principal Financial Officer

Sharla A. Jackson*** Director, Executive Vice President - Operations

Kathleen M. McCutcheon Director and Senior Vice President - Human Resources

Christopher J. Swift**** Director

Shawn Duffy Executive Vice President

Greg Garvin Executive Vice President

Jay G. Wilkinson Executive Vice President - Group Management

Leslie K. Bates Senior Vice President

Lillian Caliman Senior Vice President & Divisional Chief Information Officer

Evelyn Curran Senior Vice President - Product Development

David H. den Boer Senior Vice President & Chief Compliance Officer

Glenn Harris Senior Vice President - Group Management

Joseph P. McKernan* Senior Vice President - Information Technology

Thomas G. Norwood Senior Vice President - Broker/Dealer Operations

Kellie Richter Senior Vice President - Marketing Strategy

Brenda Simmons Senior Vice President

Robert E. Steele*** Senior Vice President - Specialty Products

Richard L. Bailey Vice President - Group Actuarial

David E. Ballard* Vice President

William B. Bartelloni Vice President

Kurt W. Bernlohr Vice President - Annuity Products

Mary C. Birmingham Vice President

Gregory Stephen Broer Vice President - Actuarial

Laurel Cochennet Vice President

Richard A. Combs Vice President - Actuarial

Neil J. Davidson Vice President - Actuarial

Robin F. Farris Vice President

Darlene Flagg Vice President - Case Development

Mark D. Foster Vice President - VFA Compensation

Daniel Fritz Vice President - Actuarial

Marc Gamsin* Vice President

David W. Hilbig Vice President - Education Services & Marketing Communications

Eric B. Holmes Vice President

Michael R. Hood Vice President

Jeffery M. Hughes Vice President

Stephen M. Hughes Vice President - Marketing

Paul Jackson Vice President

Joanne M. Jarvis Vice President - Sales Planning & Reporting

Dave Jorgensen Vice President and Controller

Joan M. Keller Vice President - Client Service Processing

Ted G. Kennedy Vice President - Government Relations

Calvin King Vice President - North Houston CCC

Gary J. Kleinman**** Vice President

Lou McNeal Vice President and Treasurer

Michael M. Mead* Vice President

Greg Outcalt* Vice President

Rembert R. Owen, Jr. Vice President and Assistant Secretary

Richard W. Schraub Vice President

Richard W. Scott**** Vice President and Chief Investment Officer

Cynthia S. Seeman Vice President

Katherine Stoner Vice President and Secretary

Richard Turner Vice President - Retirement Services Tax

Krien Verberkmoes Vice President - Sales Compliance

Darla G. Wilton Vice President - National Sales

William Fish Investment Officer

Troy Fukumoto* Investment Officer

Roger E. Hahn Investment Officer

Locklan O. McNew Investment Officer

Craig R. Mitchell**** Investment Officer

Alan Nussenblatt* Investment Officer

Russell Lessard Chief AML Officer

W. Larry Mask Real Estate Investment Officer & Assistant Secretary

Daniel R. Cricks Tax Officer

Tracey E. Harris Assistant Secretary

Debra L. Herzog Assistant Secretary

Paula G. Payne Assistant Secretary

Connie E. Pritchett*** Assistant Secretary

John Fleming Assistant Treasurer

Paul Hoepfl Assistant Treasurer

Linda Pinney Assistant Vice President

Robert C. Bauman Administrative Officer

Joyce Bilski Administrative Officer

Kara R. Boling Administrative Officer

Fred Caldwell Administrative Officer

Debbie G. Fewell*** Administrative Officer

Tom Goodwin Administrative Officer

Wendy Green*** Administrative Officer

John Griggs Administrative Officer

Carolyn Gutierrez Administrative Officer

Ted D. Hennis*** Administrative Officer

Richard D. Jackson Administrative Officer

Kathleen Janos Administrative Officer

Freda Lee Administrative Officer

Joella McPherson Administrative Officer

David Malleck*** Administrative Officer

Steven Mueller Administrative Officer

Sheryl Reed Administrative Officer

Carolyn Roller*** Administrative Officer

Jennifer Sailors Administrative Officer

Diana Smirl*** Administrative Officer

Kathryn T. Smith Administrative Officer

Thomas M. Ward Administrative Officer

* 1 SunAmerica Center, Los Angeles, California 90067-6022

** 21650 Oxnard Ave., Woodland Hills, California 91367

*** 205 E. 10th Avenue, Amarillo, Texas 79101

**** 70 Pine Street, New York, New York 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The Variable Annuity Life Insurance Company ("Depositor"). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found as Exhibit 21 in AIG's Form 10-K, SEC file number 001-08787, Accession No. 0000950123-08-002280, filed February 28, 2008, and is incorporated herein by reference.

ITEM 27. NUMBER OF CONTRACT OWNERS

To be filed by amendment

ITEM 28. INDEMNIFICATION

Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees"). The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or (ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon (i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event (a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Securities Act of 1933 will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) American General Distributors, Inc. ("AGDI") acts as exclusive distributor and principal underwriter of the Registrant.

(b) Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:
Name and Principal Business Address	Position and Offices With Underwriter American General Distributors, Inc.
Evelyn Curran	Director, Chief Executive Officer and President
David H. den Boer	Director and Senior Vice President
Katherine Stoner	Director and Secretary
Thomas G. Norwood	Executive Vice President
Krien VerBerkmoes	Chief Compliance Officer
John Reiner	Chief Financial Officer and Treasurer
Paul Hoepfl	Assistant Treasurer
Kathleen Janos	Assistant Treasurer
Louis V. McNeal	Assistant Treasurer
Daniel R. Cricks	Tax Officer
Debra L. Herzog	Assistant Secretary
Paula G. Payne	Assistant Secretary
Robert C. Bauman	Administrative Officer
Thomas M. Ward	Administrative Officer

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "Act") and the Rules promulgated thereunder will be in the physical possession of:

The Variable Annuity Life Insurance Company

Attn: Operations Administration

2929 Allen Parkway

Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the separate account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the contract owners, to the following undertakings:

1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

2. To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

b. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

c. Additional Commitments

The Tax Reform Act of 1986 added to the Internal Revenue Code a new section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the prospectus or the Statement of Additional Information for contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Act if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in any sales literature used in connection with the offer of the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by section 403(b)(11) to the attention of the potential participants;

(4) Obtain from each plan participant who purchases a section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by section 403(b)(11), and (2) the investment alternatives available under the employer's section 403(b) arrangement, to which the participant may elect to transfer his Account Value.

The Company has complied, and is complying, with the provisions of paragraphs (1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

(a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

(b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of the contract to Program participants;

(c) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

(d) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

(a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the contracts issued in connection with the Florida ORP;

(b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of contracts to eligible employees;

(c) instruct salespeople who solicit eligible employees to purchase the contracts specifically to bring the restrictions on redemption imposed by the division to the attention of the eligible employees;

(d) obtain from each participant in the Florida ORP who purchases a contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding: (i) of the restrictions on redemption imposed by the division, and (ii) that other investment alternatives are available under the Florida ORP, to which the participant may elect to transfer his or her Account Values.

The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.

SIGNATURES

As required by The Securities Act of 1933 and The Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 10th day of September, 2008.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

(Registrant)

BY: THE VARIABLE ANNUITY LIFE INSURANCE

COMPANY

(On behalf of the Registrant and itself)

BY: /s/ KATHERINE STONER

Katherine Stoner

Vice President, Deputy General

Counsel and Secretary

As required by The Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature Title Date

JAY S. WINTROB * Director September 10, 2008

Jay S. Wintrob

BRUCE R. ABRAMS * Director and Chief September 10, 2008

Bruce R. Abrams Executive Officer

MICHAEL J. AKERS * Director September 10, 2008

Michael J. Akers

JIM COPPEDGE * Director September 10, 2008

Jim Coppedge

N. SCOTT GILLIS * Director and Principal September 10, 2008

N. Scott Gillis Financial Officer

SHARLA A. JACKSON * Director September 10, 2008

Sharla A. Jackson

KATHLEEN M. MCCUTCHEON * Director September 10, 2008

Kathleen M. McCutcheon

CHRISTOPHER J. SWIFT * Director September 10, 2008

Christopher J. Swift

/s/ DAVID S. JORGENSEN Vice President September 10, 2008

David S. Jorgensen and Controller

(Principal Accounting Officer)

* /s/ KATHERINE STONER Attorney-In-Fact September 10, 2008

Katherine Stoner